Schedule of Investments (unaudited) August 31, 2020	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
Afterpay Ltd.(a)	8,191	$552,639
Alumina Ltd.	432,743	500,296
AMP Ltd.(a)	64,665	72,891
Ansell Ltd.	11,834	335,435
Aristocrat Leisure Ltd.	215,761	4,494,755
ASX Ltd.	33,507	2,157,603
Atlas Arteria Ltd.	35,256	169,142
Bank of Queensland Ltd.	32,785	147,941
Bendigo & Adelaide Bank Ltd.	683,058	3,287,541
BHP Group Ltd.	291,199	8,040,568
BHP Group PLC	7,365	167,645
Brambles Ltd.	714,409	5,831,569
Challenger Ltd.	21,602	64,911
Coca-Cola Amatil Ltd.	65,586	439,345
Cochlear Ltd.	5,041	712,358
Commonwealth Bank of Australia	4,449	223,617
CSL Ltd.	29,421	6,173,727
Domain Holdings Australia Ltd.	8,440	23,096
Ensogo Ltd.(b)	122,284	1
Fortescue Metals Group Ltd.	14,321	183,042
Glencore PLC	258,960	636,741
Goodman Group	14,893	200,489
GPT Group	209,506	590,824
Harvey Norman Holdings Ltd.	132,422	430,155
IDP Education Ltd.	42,217	622,288
IGO Ltd.	196,920	640,864
Iluka Resources Ltd.	23,764	177,121
Insurance Australia Group Ltd.	536,028	1,878,260
IOOF Holdings Ltd.	6,963	23,778
Magellan Financial Group Ltd.	2,866	125,052
Mirvac Group	1,438,372	2,232,826
National Australia Bank Ltd.	475,050	6,255,864
Perpetual Ltd.	52,035	1,185,457
Platinum Asset Management Ltd.	45	123
Ramsay Health Care Ltd.	20,885	1,001,967
REA Group Ltd.	582	48,949
Rio Tinto Ltd.	11,527	829,486
Rio Tinto PLC	35,949	2,235,693
Scentre Group	451,748	751,950
SEEK Ltd.	22,985	349,171
Sonic Healthcare Ltd.	52,056	1,227,732
South32 Ltd.	335,135	518,109
Suncorp Group Ltd.	178,326	1,219,896
Tabcorp Holdings Ltd.	653,450	1,743,213
Technology One Ltd.	4,258	25,334
Telstra Corp. Ltd.	1,050,074	2,232,132
Transurban Group	38,164	377,496
Vicinity Centres	136,413	145,497
Vocus Group Ltd.(a)	56,009	137,057
Westpac Banking Corp.	7,206	92,030
WiseTech Global Ltd.	5,631	116,823
Worley Ltd.	27,823	196,323

		61,826,822

Austria — 0.3%
ANDRITZ AG	709	23,715
BAWAG Group AG(a)(c)	1,366	51,453
Erste Group Bank AG(a)	83,964	2,038,955
Raiffeisen Bank International AG(a)	19,421	347,007

Security	Shares	Value

Austria (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	7,183	$175,473
Wienerberger AG(a)	793	21,406

		2,658,009

Belgium — 0.6%
Cofinimmo SA	2	293
Galapagos NV(a)	2,737	367,463
KBC Group NV	30,019	1,714,492
Proximus SADP	18,610	367,529
UCB SA	9,697	1,150,905
Umicore SA	41,322	1,896,672

		5,497,354

China — 1.0%
BOC Hong Kong Holdings Ltd.	810,000	2,297,664
Prosus NV(a)	67,099	6,725,457
Wilmar International Ltd.	211,200	675,704

		9,698,825

Denmark — 1.8%
Ambu A/S, Class B	589	17,335
Bavarian Nordic A/S(a)	8,750	309,292
Chr Hansen Holding A/S	15,122	1,735,666
Danske Bank A/S(a)	21,483	332,406
Genmab A/S(a)	4,238	1,599,318
H Lundbeck A/S	15,936	522,789
Novo Nordisk A/S, Class B	99,970	6,609,356
Orsted A/S(c)	15,391	2,178,760
ROCKWOOL International A/S, B Shares	1,186	448,113
Tryg A/S	25,949	796,289
Vestas Wind Systems A/S	15,924	2,407,584

		16,956,908

Finland — 1.0%
Kesko Oyj, B Shares	63,223	1,404,176
Neste Oyj	26,534	1,420,503
Nokia Oyj	23,723	115,648
Nordea Bank Abp(a)	465,250	3,750,807
Sampo Oyj, A Shares	7,980	321,462
Valmet Oyj	10,423	285,358
Wartsila Oyj Abp	236,652	2,026,119

		9,324,073

France — 11.4%
Aeroports de Paris	2,014	210,249
Air Liquide SA	33,443	5,545,660
Airbus SE(a)	2,057	169,162
Alstom SA(a)	22,621	1,262,777
Alten SA(a)	274	23,748
Amundi SA(a)(c)	10,536	818,508
BNP Paribas SA(a)	26,127	1,138,303
Bouygues SA(a)	14,802	585,686
Carrefour SA	78,480	1,262,401
Christian Dior SE	4,847	2,075,754
Cie Plastic Omnium SA	2,358	53,363
CNP Assurances(a)	68,636	920,216
Compagnie de Saint-Gobain(a)	48,673	1,967,637
Credit Agricole SA(a)	9,536	97,769
Danone SA	38,753	2,548,256
Dassault Systemes SE	29,928	5,647,302
Electricite de France SA	82,197	864,637
Engie SA(a)	197,400	2,746,160
EssilorLuxottica SA(a)	14,062	1,882,404
Eutelsat Communications SA	90,214	904,510

1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Faurecia SE(a)	15,384	$673,570
Gecina SA	1,478	203,221
Hermes International	2,906	2,497,497
JCDecaux SA(a)	12,569	240,028
Klepierre SA	10,034	165,178
Legrand SA	39,481	3,295,472
L’Oreal SA(d)	33,835	11,228,102
LVMH Moet Hennessy Louis Vuitton SE	13,383	6,284,938
Nexans SA(a)	7,501	420,780
Orange SA	126,006	1,407,582
Pernod Ricard SA	56,305	9,643,867
Peugeot SA(a)	38,171	658,089
Renault SA(a)	112,933	3,221,019
Rexel SA(a)	372,558	4,977,724
Sanofi(d)	77,523	7,852,180
Schneider Electric SE	36,356	4,496,184
SCOR SE(a)	15,245	408,563
Societe BIC SA	2,925	168,833
Société Générale SA(a)	333,972	5,406,219
Sodexo SA	9,459	675,210
Teleperformance	8,952	2,760,495
Thales SA	5,265	411,163
TOTAL SE	38,572	1,530,226
Ubisoft Entertainment SA(a)	15,524	1,277,595
Unibail-Rodamco-Westfield(d)	43,707	2,033,875
Valeo SA	30,370	932,644
Vinci SA	38,129	3,572,340
Vivendi SA	18,166	517,179
Wendel SE	199	20,417
Worldline SA(a)(c)	4,180	384,743

		108,089,435

Germany — 8.7%
adidas AG(a)	11,099	3,377,385
Allianz SE, Registered Shares	1,562	338,934
alstria office REIT-AG(a)	50,619	756,887
Aurubis AG	9,104	654,394
BASF SE	67,273	4,108,109
Bayer AG, Registered Shares	36,526	2,429,411
Bayerische Motoren Werke AG	28,130	2,027,029
Bechtle AG	288	58,207
Beiersdorf AG	45,280	5,233,890
CompuGroup Medical SE & Co. KgaA	3,010	270,116
Covestro AG(c)	20,950	998,768
Daimler AG, Registered Shares	64,757	3,320,269
Delivery Hero SE(a)(c)	17,616	1,895,131
Deutsche Boerse AG	49,715	9,405,304
Deutsche Wohnen SE	2,871	153,161
DWS Group GmbH & Co. KGaA(a)(c)	5,530	217,213
E.ON SE	580,707	6,877,757
Freenet AG	7,447	160,656
Fresenius Medical Care AG & Co. KGaA	3,454	293,489
Gerresheimer AG	1,723	203,249
Hannover Rueck SE	2,026	345,489
Hella GmbH & Co. KGaA	9,421	460,943
HelloFresh SE(a)	8,279	425,816
HOCHTIEF AG	17,223	1,527,122
Infineon Technologies AG	102,122	2,839,636
Knorr-Bremse AG	7,557	960,240
LEG Immobilien AG	23,483	3,450,652
Puma SE(a)	23,717	1,965,068
Rocket Internet SE(a)(c)	21,809	494,537
RWE AG	53,296	2,122,217

Security	Shares	Value

Germany (continued)
SAP SE	95,440	$15,780,462
Siemens AG, Registered Shares	54,723	7,582,700
Siemens Healthineers AG(c)	8,379	381,736
Stroeer SE & Co. KGaA(a)	1,250	97,453
thyssenkrupp AG(a)	88,525	637,618
Wacker Chemie AG	4,554	446,064

		82,297,112

Hong Kong — 2.9%
AIA Group Ltd.	845,600	8,662,967
CK Asset Holdings Ltd.	12,000	65,132
CLP Holdings Ltd.	345,000	3,387,230
Dah Sing Financial Holdings Ltd.	17,600	50,032
Hang Seng Bank Ltd.	32,100	504,532
Henderson Land Development Co. Ltd.	170,420	669,917
Hong Kong & China Gas Co. Ltd.	300	436
Hong Kong Exchanges & Clearing Ltd.	42,800	2,157,993
Hongkong Land Holdings Ltd.	62,200	238,007
Hutchison Port Holdings Trust, Class U	485,500	51,417
Hysan Development Co. Ltd.	7,000	22,107
Kerry Properties Ltd.	210,000	545,442
Link REIT	255,100	2,029,384
Melco International Development Ltd.	15,000	33,074
MTR Corp. Ltd.	29,500	153,446
New World Development Co. Ltd.	28,000	145,195
NWS Holdings Ltd.	359,000	304,635
Sino Land Co. Ltd.	20,000	23,278
Sun Hung Kai Properties Ltd.	48,000	643,993
Swire Pacific Ltd., Class A	200,500	1,091,802
Swire Properties Ltd.	868,800	2,351,648
Techtronic Industries Co. Ltd.	276,500	3,501,636
Vitasoy International Holdings Ltd.	8,000	28,461
WH Group Ltd.(c)	338,500	291,755
Wharf Real Estate Investment Co. Ltd.	70,000	290,935
Xinyi Glass Holdings Ltd.	40,000	69,076

		27,313,530

India — 0.0%
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $804,375)(a)(b)(e)	1,080	272,927

Ireland — 0.2%
AIB Group PLC(a)	13,609	16,740
CRH PLC	3,199	119,309
Kerry Group PLC, Class A	2,387	313,458
Kingspan Group PLC(a)	16,054	1,375,807
Smurfit Kappa Group PLC	9,260	327,907

		2,153,221

Israel — 0.1%
Bank Leumi Le-Israel BM	5,550	28,397
Nice Ltd.(a)	4,262	978,609

		1,007,006

Italy — 2.5%
Amplifon SpA(a)	42,206	1,407,184
Assicurazioni Generali SpA	546,332	8,486,555
Azimut Holding SpA	32,677	634,209
Banca Generali SpA(a)	8,874	270,345
Banca Mediolanum SpA	27,883	206,641
BPER Banca(a)	18,959	52,029
Buzzi Unicem SpA	4,516	110,392
Enel SpA	577,462	5,229,012
Hera SpA	8,774	33,501
Infrastrutture Wireless Italiane SpA(c)	4,949	48,274

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Interpump Group SpA	34,150	$1,192,156
Intesa Sanpaolo SpA(a)	433,159	932,375
Italgas SpA	21,927	141,212
Mediaset SpA(a)(d)	11	20
Mediobanca Banca di Credito Finanziario SpA	225,219	1,958,697
Prysmian SpA	32,849	918,016
Snam SpA	59,725	305,865
Terna Rete Elettrica Nazionale SpA	201,783	1,459,846
Unipol Gruppo SpA(a)	100,480	484,524
UnipolSai Assicurazioni SpA	14,333	41,134

		23,911,987

Japan — 24.8%
Aisin Seiki Co. Ltd.	14,600	500,760
Ajinomoto Co., Inc.	11,100	207,040
Alps Alpine Co. Ltd.	39,800	632,389
Amada Co. Ltd.	114,700	1,019,337
Anritsu Corp.	50,900	1,114,527
Aozora Bank Ltd.	2,400	43,022
Asahi Group Holdings Ltd.	66,600	2,327,583
Asahi Kasei Corp.	129,600	1,085,691
Astellas Pharma, Inc.	84,000	1,317,805
Benesse Holdings, Inc.	33,000	840,925
Bridgestone Corp.	27,900	883,244
Canon, Inc.	175,690	3,013,378
Central Japan Railway Co.	2,000	299,844
Chugai Pharmaceutical Co. Ltd.	59,300	2,642,233
Citizen Watch Co. Ltd.(d)	147,600	468,132
Coca-Cola Bottlers Japan Holdings, Inc.	7,600	126,505
CyberAgent, Inc.	12,600	671,310
Dai Nippon Printing Co. Ltd.	11,000	233,384
Daicel Corp.	5,600	40,578
Daifuku Co. Ltd.	600	52,824
Daiichi Sankyo Co. Ltd.	43,400	3,871,412
Daikin Industries Ltd.	8,900	1,676,451
Daiwa House Industry Co. Ltd.	113,300	3,029,527
Denso Corp.	109,500	4,606,640
Dentsu Group, Inc.	59,900	1,570,791
DIC Corp.	36,500	866,966
Dip Corp.	4,600	101,627
Disco Corp.	900	209,756
Dowa Holdings Co. Ltd.	2,100	65,186
East Japan Railway Co.	53,700	3,495,802
Eisai Co. Ltd.	21,600	1,886,646
Electric Power Development Co. Ltd.	32,100	484,449
ENEOS Holdings, Inc.	417,500	1,636,127
FamilyMart Co. Ltd.	11,200	248,429
FANUC Corp.	21,100	3,701,625
Fast Retailing Co. Ltd.	900	536,592
Fuji Media Holdings, Inc.	96,700	958,006
FUJIFILM Holdings Corp.	43,800	2,083,371
Glory Ltd.	19,100	398,813
GMO internet, Inc.	1,200	32,283
GMO Payment Gateway, Inc.	400	42,300
Hirose Electric Co. Ltd.	100	11,317
Hitachi Ltd.	3,900	129,747
Honda Motor Co. Ltd.	99,800	2,540,786
House Foods Group, Inc.	8,000	270,485
Hoya Corp.	6,900	678,781
Isuzu Motors Ltd.	70,900	700,550
ITOCHU Corp.	75,900	1,947,768
Izumi Co. Ltd.	8,900	346,595
Japan Post Bank Co. Ltd.	60,000	482,706

Security	Shares	Value

Japan (continued)
Japan Post Holdings Co. Ltd.	350,500	$2,592,425
Japan Tobacco, Inc.	27,100	506,686
JTEKT Corp.	39,900	305,381
Kajima Corp.	195,400	2,430,903
Kaneka Corp.	28,300	716,849
Kansai Paint Co. Ltd.	6,600	157,008
Kao Corp.	12,000	914,369
Katitas Co. Ltd.	800	19,971
KDDI Corp.	197,000	5,726,369
Keyence Corp.	23,300	9,596,194
Kirin Holdings Co. Ltd.	10,400	204,448
Kobe Bussan Co. Ltd.	400	23,661
Koito Manufacturing Co. Ltd.	2,900	140,149
Konami Holdings Corp.	25,700	989,559
Konica Minolta, Inc.	276,600	892,257
Kose Corp.	700	82,144
Kyocera Corp.	39,700	2,278,054
Kyushu Railway Co.	18,600	410,250
Lintec Corp.	22,800	540,327
M3, Inc.	6,500	376,536
Marubeni Corp.	77,300	465,465
Maruha Nichiro Corp.	1,600	36,215
Mitsubishi Corp.	40,600	960,992
Mitsubishi Electric Corp.	4,100	56,482
Mitsubishi Estate Co. Ltd.	3,500	54,774
Mitsubishi UFJ Lease & Finance Co. Ltd.	55,400	261,492
Mitsui Fudosan Co. Ltd.	61,100	1,105,300
Mizuho Financial Group, Inc.	790,700	1,070,377
MonotaRO Co. Ltd.	3,700	146,375
MS&AD Insurance Group Holdings, Inc.	44,300	1,228,816
Murata Manufacturing Co. Ltd.	76,700	4,536,128
NEC Corp.	5,500	290,406
Nexon Co. Ltd.	130,800	3,060,642
NGK Spark Plug Co. Ltd.	7,100	121,355
Nidec Corp.	88,700	7,444,619
Nihon Kohden Corp.	16,000	547,877
Nikon Corp.	85,600	670,393
Nintendo Co. Ltd.	20,300	10,927,653
Nippon Shinyaku Co. Ltd.	6,400	528,814
Nippon Shokubai Co. Ltd.	7,600	399,905
Nippon Television Holdings, Inc.	39,600	467,151
Nisshin Seifun Group, Inc.	72,200	1,192,314
Nissin Foods Holdings Co. Ltd.	4,700	470,578
Nitori Holdings Co. Ltd.	24,400	5,109,998
Nitto Denko Corp.	6,300	382,527
Nomura Real Estate Master Fund, Inc.	146	187,137
NTT DOCOMO, Inc.	68,600	1,912,910
Obic Co. Ltd.	10,200	1,805,785
Omron Corp.	25,200	1,845,722
Oracle Corp. Japan	3,800	445,338
Oriental Land Co. Ltd.	3,600	488,628
Otsuka Corp.	6,300	309,180
Otsuka Holdings Co. Ltd.	3,700	162,387
PeptiDream, Inc.(a)	17,500	710,504
Persol Holdings Co. Ltd.	4,000	62,226
Pola Orbis Holdings, Inc.	76,000	1,377,373
Rakuten, Inc.	30,400	267,895
Recruit Holdings Co. Ltd.	80,800	3,062,362
Ricoh Co. Ltd.	17,000	126,908
Rohm Co. Ltd.	28,300	1,823,102
Ryohin Keikaku Co. Ltd.	19,800	309,518
Sankyu, Inc.	1,400	58,404

3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sanwa Holdings Corp.	47,300	$475,332
SCSK Corp.	7,400	400,743
Sega Sammy Holdings, Inc.	5,000	57,897
Seiko Epson Corp.	85,000	1,013,422
Sekisui Chemical Co. Ltd.	4,600	73,593
Seven & i Holdings Co. Ltd.	277,800	8,962,356
SHIFT, Inc.(a)	400	46,319
Shimadzu Corp.	28,400	848,446
Shimamura Co. Ltd.	1,100	90,799
Shimano, Inc.	1,200	254,118
Shin-Etsu Chemical Co. Ltd.	25,400	3,086,722
Shionogi & Co. Ltd.	32,400	1,799,106
Shiseido Co. Ltd.	1,400	81,419
Shizuoka Bank Ltd.	30,100	209,024
SKY Perfect JSAT Holdings, Inc.	20,200	77,084
SMC Corp.	200	109,904
SoftBank Corp.	242,600	3,187,841
SoftBank Group Corp.	152,600	9,439,270
Sony Corp.	97,100	7,603,358
Sugi Holdings Co. Ltd.	2,900	209,520
Sumitomo Chemical Co. Ltd.	505,400	1,639,214
Sumitomo Heavy Industries Ltd.	7,200	163,889
Sumitomo Mitsui Financial Group, Inc.	202,500	5,954,549
Sumitomo Mitsui Trust Holdings, Inc.	62,500	1,802,858
Sumitomo Rubber Industries Ltd.	157,500	1,514,052
Sundrug Co. Ltd.	700	26,050
Suntory Beverage & Food Ltd.	55,000	2,122,671
Sysmex Corp.	25,100	2,192,366
T&D Holdings, Inc.	141,600	1,482,129
Takara Bio, Inc.	21,200	573,223
Takeda Pharmaceutical Co. Ltd.	179,900	6,707,970
TDK Corp.	2,100	217,754
Teijin Ltd.	2,700	42,335
Tokio Marine Holdings, Inc.	61,800	2,852,262
Tokyu Corp.	8,800	117,675
Topcon Corp.	41,700	335,232
Toray Industries, Inc.	41,500	196,877
Toshiba Corp.	1,500	43,223
TOTO Ltd.	4,100	179,950
Toyo Seikan Group Holdings Ltd.	5,900	65,815
Toyota Industries Corp.	1,200	69,705
Toyota Motor Corp.	191,300	12,634,298
TS Tech Co. Ltd.	8,500	248,642
Ube Industries Ltd.	41,400	738,972
Ulvac, Inc.	1,000	35,514
Unicharm Corp.	66,600	2,901,010
West Japan Railway Co.	27,400	1,440,884
Yakult Honsha Co. Ltd.	12,000	684,917
Yamada Denki Co. Ltd.	429,000	2,303,185
Yamaguchi Financial Group, Inc.	7,800	51,648
Yamaha Corp.	5,900	287,490
Yamaha Motor Co. Ltd.	6,600	103,628
Yaskawa Electric Corp.	53,100	1,906,838
Yokogawa Electric Corp.	40,400	659,958
Z Holdings Corp.	325,600	2,167,300

		234,017,968

Jordan — 0.1%
Hikma Pharmaceuticals PLC	16,056	508,886

Luxembourg — 0.1%
ArcelorMittal SA(a)	13,807	173,922

Security	Shares	Value

Luxembourg (continued)
Eurofins Scientific SE(a)	93	$74,834
RTL Group SA(a)	29,881	992,861

		1,241,617

Macau — 0.3%
Galaxy Entertainment Group Ltd.	66,000	518,840
MGM China Holdings Ltd.	64,800	94,128
Sands China Ltd.	434,000	1,910,502
Wynn Macau Ltd.(a)	47,600	89,350

		2,612,820

Netherlands — 4.7%
ABN AMRO Group NV, CVA(c)	79,358	753,718
Adyen NV(a)(c)	413	696,172
Akzo Nobel NV	52,683	5,199,981
ASML Holding NV	43,143	16,122,752
ASR Nederland NV	33,378	1,153,967
Euronext NV(c)	5,052	613,730
EXOR NV	18,279	1,078,062
ING Groep NV(a)	437,871	3,573,920
Just Eat Takeaway.com NV(a)(c)	5,896	656,092
Koninklijke KPN NV	232,649	610,514
Koninklijke Philips NV(a)	127,975	6,055,904
Royal Dutch Shell PLC, A Shares	278,202	4,095,053
Royal Dutch Shell PLC, B Shares	205,052	2,884,829
Signify NV(a)(c)	13,642	455,062
Wolters Kluwer NV	24	1,969

		43,951,725

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	53,686	1,329,632
Xero Ltd.(a)	5,260	391,036

		1,720,668

Norway — 0.5%
Equinor ASA	195,444	3,162,618
Gjensidige Forsikring ASA(a)	48,062	1,023,142
NEL ASA(a)	193,023	469,599
Schibsted ASA, B Shares(a)	3,506	138,645
Tomra Systems ASA(a)	9	436

		4,794,440

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)	616,125	72,918
EDP - Energias de Portugal SA	267,088	1,357,755

		1,430,673

Singapore — 0.6%
DBS Group Holdings Ltd.	85,600	1,311,818
Jardine Cycle & Carriage Ltd.	34,200	475,932
Oversea-Chinese Banking Corp. Ltd.(d)	214,800	1,367,179
Singapore Post Ltd.	50,100	25,741
Singapore Technologies Engineering Ltd.	553,100	1,379,989
United Overseas Bank Ltd.	64,800	929,154

		5,489,813

South Africa — 0.1%
Anglo American PLC	50,389	1,238,300

Spain — 2.4%
Aena SME SA(a)(c)	1,056	157,656
Banco Bilbao Vizcaya Argentaria SA	1,116,170	3,268,697
Banco de Sabadell SA	1,169,436	472,465
Bankia SA	351,316	442,548
EDP Renovaveis SA	26,931	460,216
Grifols SA	37,181	1,008,003
Iberdrola SA	420,703	5,307,941

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Indra Sistemas SA(a)	13,082	$95,364
Industria de Diseno Textil SA	319,126	8,972,913
Mediaset Espana Comunicacion SA(a)	24	80
Naturgy Energy Group SA	42,561	821,629
Repsol SA	125,349	990,153
Siemens Gamesa Renewable Energy SA	32,058	860,189

		22,857,854

Sweden — 2.5%
Alfa Laval AB(a)	55,226	1,349,909
Assa Abloy AB, Class B	164,454	3,809,791
Atlas Copco AB, A Shares	104,914	4,855,831
Atlas Copco AB, B Shares	67,668	2,718,953
Elekta AB, B Shares	65,218	818,701
Epiroc AB, Class A	24,098	359,447
EQT AB	3,029	56,230
Evolution Gaming Group AB(c)	9,128	683,231
Fabege AB	194,832	2,379,256
Hennes & Mauritz AB, B Shares	1,919	30,717
Husqvarna AB, B Shares	6,624	72,125
Kinnevik AB(a)	35,461	28,492
Kinnevik AB, Class B	27,886	1,081,629
L E Lundbergforetagen AB, B Shares(a)	41,656	1,907,236
Saab AB, Class B(a)	2,987	90,120
SSAB AB, A Shares(a)	141,624	464,031
Swedbank AB, A Shares(a)	75,266	1,279,020
Tele2 AB, B Shares	46,126	654,720
Telefonaktiebolaget LM Ericsson, B Shares	55,304	644,840
Telia Co. AB	197,977	763,233

		24,047,512

Switzerland — 9.7%
ABB Ltd., Registered Shares	11,662	297,371
Adecco Group AG, Registered Shares	8,307	434,933
Alcon, Inc.(a)	57,100	3,248,815
Baloise Holding AG, Registered Shares	2,146	334,319
Belimo Holding AG, Registered Shares	35	305,999
Cie Financiere Richemont SA, Registered Shares	718	47,804
Clariant AG, Registered Shares	13,496	281,811
Coca-Cola HBC AG	40,858	1,085,327
Credit Suisse Group AG, Registered Shares	172,158	1,894,313
Dufry AG, Registered Shares(a)	4,753	143,927
Geberit AG, Registered Shares	4,496	2,587,935
Givaudan SA, Registered Shares	1,477	6,207,939
Kuehne + Nagel International AG, Registered Shares(a)	13,197	2,558,772
Landis+Gyr Group AG(a)	806	48,618
Logitech International SA, Registered Shares	7,311	541,486
Lonza Group AG, Registered Shares	5,573	3,463,136
Nestlé SA, Registered Shares	253,618	30,547,562
Novartis AG, Registered Shares	92,448	7,967,819
OC Oerlikon Corp. AG, Registered Shares	3,224	29,422
Roche Holding AG	41,710	14,590,952
Schindler Holding AG	88	23,528
SGS SA, Registered Shares	334	865,533
Sika AG, Registered Shares	38,362	9,172,635
Sonova Holding AG, Registered Shares(a)	1,474	344,633
STMicroelectronics NV	75,929	2,296,469
Sulzer AG, Registered Shares	2	179
Swiss Re AG	28,626	2,304,578
UBS Group AG, Registered Shares	20,037	243,757

		91,869,572

United Kingdom — 12.7%
Abcam PLC	51,894	865,732

Security	Shares	Value

United Kingdom (continued)
Ashmore Group PLC	64,825	$364,382
AstraZeneca PLC	106,403	11,810,808
Auto Trader Group PLC(c)	306,572	2,291,906
AVEVA Group PLC	10,647	719,256
BAE Systems PLC	89,441	620,909
Barratt Developments PLC	266,164	1,858,659
Bellway PLC	11,540	366,601
Berkeley Group Holdings PLC	24,391	1,474,039
BP PLC	1,456,962	5,083,040
British American Tobacco PLC	226,755	7,642,817
BT Group PLC	1,038,377	1,445,849
Centrica PLC	649,820	394,933
Close Brothers Group PLC	15	225
CNH Industrial NV(a)	64,027	507,195
Compass Group PLC	84,593	1,368,887
Diageo PLC	310,894	10,387,366
Dialog Semiconductor PLC(a)	2,309	100,310
Direct Line Insurance Group PLC	188,329	744,281
Dunelm Group PLC	1,959	37,268
easyJet PLC	58,455	496,457
Experian PLC	245,948	9,189,283
Games Workshop Group PLC	516	63,404
GlaxoSmithKline PLC	347,488	6,787,627
GVC Holdings PLC(a)	75,615	799,463
Halma PLC	6,298	186,742
HomeServe PLC	96,157	1,660,171
Howden Joinery Group PLC	235,365	1,758,218
HSBC Holdings PLC	806,489	3,459,264
IG Group Holdings PLC	140,979	1,468,112
Informa PLC(a)	508,947	2,808,109
ITV PLC	475,767	380,797
JD Sports Fashion PLC	26,485	254,879
Johnson Matthey PLC	26,267	828,445
Jupiter Fund Management PLC	10,502	29,425
Kingfisher PLC	325,205	1,182,638
Lloyds Banking Group PLC(a)	6,348,322	2,393,689
London Stock Exchange Group PLC	6,609	780,664
M&G PLC	63,207	146,071
Man Group PLC	122,041	200,623
Marks & Spencer Group PLC	379,705	562,306
Meggitt PLC	286,247	1,102,367
Melrose Industries PLC	269,755	359,928
Micro Focus International PLC	146,535	581,348
Moneysupermarket.com Group PLC	54,797	222,132
National Grid PLC	89,331	1,000,519
Ocado Group PLC(a)	30,100	1,002,485
Prudential PLC	54,666	881,295
Reckitt Benckiser Group PLC	31,709	3,182,929
Redrow PLC	9,990	60,463
RELX PLC	104,708	2,376,132
Rentokil Initial PLC(a)	189,129	1,346,721
Rightmove PLC	141,717	1,189,300
Rolls-Royce Holdings PLC	85,753	270,782
Rotork PLC	15,312	61,348
Schroders PLC	12,496	483,830
Smith & Nephew PLC	28,358	572,284
Smiths Group PLC	122,035	2,265,051
Spirax-Sarco Engineering PLC	2,037	277,555
SSE PLC	94,267	1,588,868
Standard Chartered PLC(a)	113,874	593,457
Taylor Wimpey PLC	186,479	301,493
Tesco PLC	581,258	1,697,421

5

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Travis Perkins PLC	10,256	$167,890
Unilever NV	154,821	8,996,096
Unilever PLC	44,056	2,604,686
Vistry Group PLC	2,433	20,724
Vodafone Group PLC	1,514,657	2,220,865
WH Smith PLC	1,413	22,251
William Hill PLC	18,639	42,955
Wm Morrison Supermarkets PLC	219,925	562,779
WPP PLC	41,948	355,291

		119,932,095

United States — 0.2%
Ferguson PLC	15,812	1,550,617
Sims Ltd.	4,685	27,938
Tenaris SA	31,693	185,685

		1,764,240

Total Common Stocks — 96.2% (Cost: $821,005,870)		908,485,392

Preferred Securities

Preferred Stocks — 0.3%

Germany — 0.2%
Sartorius AG	3,333	1,414,888

United States — 0.1%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $942,242)(a)(b)(e)	153,710	822,348

Total Preferred Securities — 0.3% (Cost: $2,028,389)		2,237,236

Rights

Australia — 0.0%
IOOF Holdings Ltd. (Expires 09/16/20, Strike Price AUD 3.50)(a)(b)	3,332	—
Sydney Airport (Expires 09/02/20, Strike Price AUD 4.56)(a)	19,923	12,931
Tabcorp Holdings Ltd. (Expires 09/10/20, Strike Price AUD 3.25)(a)	62,727	17,118

		30,049

Total Rights — 0.0% (Cost: $ —)		30,049

Total Long-Term Investments — 96.5% (Cost: $823,034,259)		910,752,677

Security	Shares	Value

Short-Term Securities(f)(g)

Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%	21,754,186	$21,754,186
SL Liquidity Series, LLC, Money Market Series, 0.31%(h)	17,117,996	17,126,555

Total Short-Term Securities — 4.1% (Cost: $38,882,211)		38,880,741

Total Investments — 100.6% (Cost: $861,916,470)		949,633,418

Liabilities in Excess of Other Assets — (0.6)%		(5,278,788)

Net Assets — 100.0%		$944,354,630

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,095,275, representing 0.1% of its net assets as of period end, and an original cost of $1,746,617.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

6

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage International Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$22,359,927	$—		$(605,741	)(a)	$—	$—	$21,754,186	21,754,186	$4,548		$—
SL Liquidity Series, LLC, Money Market Series	96,216	17,033,891	(a)	—		(1,771)	(1,781)	17,126,555	17,117,996	29,249	(b)	—

						$(1,771)	$(1,781)	$38,880,741		$33,797		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	312	09/18/20	$29,642	$687,809

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

7

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage International Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$23,778	$61,803,043	$1	$61,826,822
Austria	21,406	2,636,603	—	2,658,009
Belgium	—	5,497,354	—	5,497,354
China	—	9,698,825	—	9,698,825
Denmark	—	16,956,908	—	16,956,908
Finland	—	9,324,073	—	9,324,073
France	818,508	107,270,927	—	108,089,435
Germany	2,334,224	79,962,888	—	82,297,112
Hong Kong	—	27,313,530	—	27,313,530
India	—	—	272,927	272,927
Ireland	—	2,153,221	—	2,153,221
Israel	—	1,007,006	—	1,007,006
Italy	—	23,911,987	—	23,911,987
Japan	—	234,017,968	—	234,017,968
Jordan	508,886	—	—	508,886
Luxembourg	—	1,241,617	—	1,241,617
Macau	—	2,612,820	—	2,612,820
Netherlands	613,730	43,337,995	—	43,951,725
New Zealand	—	1,720,668	—	1,720,668
Norway	—	4,794,440	—	4,794,440
Portugal	—	1,430,673	—	1,430,673
Singapore	—	5,489,813	—	5,489,813
South Africa	—	1,238,300	—	1,238,300
Spain	460,216	22,397,638	—	22,857,854
Sweden	28,492	24,019,020	—	24,047,512
Switzerland	—	91,869,572	—	91,869,572
United Kingdom	895,157	119,036,938	—	119,932,095
United States	—	1,764,240	—	1,764,240
Preferred Securities	—	1,414,888	822,348	2,237,236
Rights
Australia	17,118	12,931	—	30,049
Short-Term Securities
Money Market Funds	21,754,186	—	—	21,754,186

	$27,475,701	$903,935,886	$1,095,276	932,506,863

Investments Valued at NAV(a)				17,126,555

				$949,633,418

Derivative Financial Instruments(b)
Assets
Equity Contracts	$687,809	$—	$—	$687,809

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

REIT	Real Estate Investment Trust

8